Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Commitments
Schedule of future lease payments under operating leases	Future lease payments under operating leases as of December 31, 2018 were as follows:

Year ending December 31	US$
2019	957,522
2020	432,492
2021	414,816
2022	292,520
Total	2,097,350